Stock Incentive Plans - Summary Of Share Based Payment Arrangement Option Activity (Detail) - Planet Labs Inc [Member] - Share-based Payment Arrangement, Option [Member] - USD ($)
$ / shares in Units, $ in Thousands
	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Options	25,620,937	20,093,732	15,684,075
Number of Options, Exercised	(2,749,340)	(1,090,700)	(111,910)
Number of Options, Granted	7,957,396	8,000,619	6,876,680
Number of Options, Forfeited	(1,767,093)	(1,382,714)	(2,355,113)
Ending Balance, Number of Options	29,061,900	25,620,937	20,093,732	15,684,075
Number of Options, Vested and exercisable	17,187,395	15,849,747
Beginning Balance, Weighted Average Exercise Price	$ 4.88	$ 4.16	$ 3.42
Weighted Average Exercise Price, Exercised	9.02	0.49	2.36
Weighted Average Exercise Price, Granted	13.92	6.19	6.01
Weighted Average Exercise Price, Forfeited	5.88	5.45	4.71
Ending Balance, Weighted Average Exercise Price	6.90	4.88	$ 4.16	$ 3.42
Weighted Average Exercise Price, Vested and exercisable	$ 4.56	$ 4.14
Weighted Average Remaining Term (Years)	7 years 2 months 1 day	7 years 2 months 15 days	7 years 1 month 17 days	7 years 25 days
Weighted Average Remaining Term (Years), Vested and exercisable	5 years 10 months 20 days	6 years 1 month 24 days
Ending Balance, Aggregate Intrinsic Value	$ 264,080	$ 80,964
Aggregate Intrinsic Value, Vested and exercisable	$ 196,513	$ 61,882